Document And Entity Information	Sep. 30, 2021
Document Information [Line Items]
Entity Registrant Name	BeyondSpring Inc.
Document, Type	6-K
Document, Period End Date	Sep. 30, 2021
Current Fiscal Year End Date	--12-31
Entity, File Number	001-38024
Entity, Address, Address Line One	28 Liberty Street, 39th Floor
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10005
Amendment Flag	false
Entity Central Index Key	0001677940